JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated April 19, 2012 to PROSPECTUSES dated May 2, 2011

Changes to Variable Investment Options

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY and VENTURE VISION® VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated May 2, 2011.

You should read this Supplement together with the current prospectus for the Contract you purchased (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

Purpose of this Supplement

This Supplement announces the following changes in the Contracts’ Variable Investment Options to reflect the mergers of certain John Hancock Variable Insurance Trust (“JHVIT”) Portfolios: (1) the addition of JHVIT U.S. Equity Trust as a Variable Investment Option, (2) the merger of JHVIT Large Cap Trust* into JHVIT U.S. Equity Trust and (3) the mergers of JHVIT Core Allocation Trust, JHVIT Core Balanced Trust and JHVIT Core Disciplined Diversification Trust into JHVIT Lifestyle Growth Trust.

*	Not available with Venture 2006, Ven 24, Ven 20 and Ven 21 Contracts issued on or after May 1, 2006 or John Hancock USA Contracts issued on or after November 23, 2009. Also, not available with Venture Vantage Contracts issued on or after May 1, 2006, Venture III Contracts issued on or after May 1, 2006 and Venture Vision Contracts issued on or after February 12, 2007.

Addition of U.S. Equity Trust as a Variable Investment Option

We revise the information in the list of Variable Investment Options on the first page of the Annuity Prospectus to include the U.S. Equity Trust.

We revise the disclosure in the Portfolio expense table in “III. Fee Tables” to include information on the U.S. Equity Trust as follows:

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses	Total Annual Operating Expenses	Contractual Expense Reimbursement	Net Operating Expenses
U.S. Equity Trust
Series I1	0.76%	0.05%	0.03%	—	0.84%	0.00%	0.84%
Series II1	0.76%	0.25%	0.03%	—	1.04%	0.00%	1.04%

[1]	For Portfolios and Series that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.

We revise disclosure in the “Portfolio Investment Objectives and Strategies” section of “IV. General Information about Us, the Separate Accounts and the Portfolios” to include information on the U.S. Equity Trust as follows:

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see “Appendix D: Optional Guaranteed Minimum Withdrawal Benefits”).

Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Equity Trust (successor to Large Cap Trust)	Seeks long term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in equity securities intended to provide higher returns than the Russell 3000 Index.*

*

“Russell 3000®” is a trademark of Frank Russell Company. It is not sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2011, the market capitalization of companies included in the Russell 3000® Index ranged from $5 million to $425.9 billion.

Portfolio Mergers

Effective at the close of business on April 27, 2012, U.S. Equity Trust will be a Variable Investment Option; Large Cap Trust will merge into U.S. Equity Trust; and Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust will merge into Lifestyle Growth Trust. For Contracts issued prior to May 13, 2002, Series II shares of Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust will merge into Series I shares of Lifestyle Growth Trust.

As a result, after April 27, 2012, the Variable Investment Option corresponding to U.S. Equity Trust replaces the Variable Investment Option corresponding to Large Cap Trust; and the Variable Investment Option corresponding to Lifestyle Growth Trust replaces the Variable Investment Options corresponding to Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust in your Contract. You no longer will be able to allocate Contract Value or any Purchase Payments to the Large Cap Variable Investment Option, the Core Allocation Variable Investment Option, the Core Balanced Variable Investment Option and the Core Disciplined Diversification Variable Investment Option.

Accordingly, all references in the Annuity Prospectus to the “Large Cap” Variable Investment Option are replaced with the “U.S. Equity” Variable Investment Option; and all references in the Annuity Prospectus to the “Core Allocation” Variable Investment Option, the “Core Balanced” Variable Investment Option and the “Core Disciplined Diversification” Variable Investment Option are replaced with the “Lifestyle Growth” Variable Investment Option.

In addition, all references in the Annuity Prospectus to the “Large Cap Trust” are replaced with the “U.S. Equity Trust;” and all references in the Annuity Prospectus to the “Core Allocation Trust,” the “Core Balanced Trust” and the “Core Disciplined Diversification Trust” are replaced with the “Lifestyle Growth Trust,” except for the disclosure in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

You should retain this Supplement for future reference.

Supplement dated April 19, 2012

04/12:	333-70728	033-79112
	333-70730	033-46217
	333-71072	333-138846
	333-71074	333-61283
	333-70850	333-83558

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated April 19, 2012 to PROSPECTUSES dated May 2, 2011

Changes to Variable Investment Options

This Supplement applies to VENTURE 4 VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements Contract prospectuses dated May 2, 2011.

You should read this Supplement together with the current prospectus for the Contract you purchase (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy.

Purpose of this Supplement

This Supplement announces changes in the Contracts’ Variable Investment Options to reflect the mergers of the John Hancock Variable Insurance Trust (“JHVIT”) Portfolios Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust into the JHVIT Lifestyle Growth Trust.

Portfolio Mergers

Effective at the close of business on April 27, 2012, Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust are merging into Lifestyle Growth Trust.

As a result, after April 27, 2012, the Variable Investment Option corresponding to Lifestyle Growth Trust replaces the Variable Investment Options corresponding to Core Allocation Trust, Core Balanced Trust and Core Disciplined Diversification Trust in your Contract, and you no longer will be able to allocate Contract Value or any Purchase Payments to the Core Allocation Variable Investment Option, the Core Balanced Variable Investment Option and the Core Disciplined Diversification Variable Investment Option.

Accordingly, all references in the Annuity Prospectus to the “Core Allocation” Variable Investment Option, the “Core Balanced” Variable Investment Option and the “Core Disciplined Diversification” Variable Investment Option are replaced with the “Lifestyle Growth” Variable Investment Option.

In addition, all references in the Annuity Prospectus to the “Core Allocation Trust,” the “Core Balanced Trust” and the “Core Disciplined Diversification Trust” are replaced with the “Lifestyle Growth Trust,” except for the disclosure in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

You should retain this Supplement for future reference.

Supplement dated April 19, 2012

04/12:	333-162245	333-162244
	333-70728	033-79112
	333-70850	333-83558
	333-70730	033-46217